SHARE-BASED COMPENSATION - Movement of RSUs (Details) - RSUs - $ / shares			12 Months Ended
	Jan. 15, 2025	Oct. 05, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of restricted shares
Unvested , beginning balance			208,007	442,012	676,017
Granted			1,780,681
Vested			(1,507,773)	(234,005)	(234,005)
Unvested , ending balance			480,915	208,007	442,012
Weighted average grant date fair value
Unvested , beginning balance			$ 6.3515	$ 6.3515	$ 6.3515
Granted			0.6727
Vested			1.4561	6.3515	6.3515
Unvested , ending balance			$ 0.6727	$ 6.3515	$ 6.3515
2021 Plan
Number of restricted shares
Granted		1,421,181
Vested		(745,164)	(208,007)	(234,005)	(234,005)
2025 Plan
Number of restricted shares
Granted	1,780,681
Vested			(1,299,766)